Corporate information (Tables)	12 Months Ended
Dec. 31, 2025
Corporate Information
Schedule of identifiable assets and liabilities

Assets
Cash and cash equivalents	3
Property and equipment	2,683
Intangible assets - Licenses with indefinite useful life	99,628
102,314
Liabilities
Trade payables	71
Loans and financing	2,243
2,314
Total net assets	100,000